Schedule I - Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.7	$0.7
States, municipalities and political subdivisions	13.0	14.9	14.9
Foreign governments	8.4	10.8	10.8
Asset-backed	102.1	102.4	102.4
Commercial mortgage-backed	5.0	5.0	5.0
Residential mortgage-backed	31.8	33.9	33.9
U.S. corporate	491.3	646.1	646.1
Foreign corporate	108.6	142.9	142.9
Total fixed maturity securities	760.8	956.7	956.7
Equity securities:
Common stocks	1.8	2.3	2.3
Non-redeemable preferred stocks	61.1	73.0	73.0
Total equity securities	62.9	75.3	75.3
Commercial mortgage loans on real estate, at amortized cost	47.4	50.8	47.4
Policy loans	5.6	5.6	5.6
Other investments	29.4	29.4	29.4
Total investments	$906.1	$1,117.8	$1,114.4